Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	ALPHA COGNITION INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Alpha Cognition Inc. (“Alpha Cognition”, the “registrant”, “we” or “our”) hereby amends its registration statement on Form S-1 (No. 333-278997) (the “Form S-1”) by filing this Post–Effective Amendment No. 1 to Form S-1 containing an updated prospectus relating to the offer and sale of 1,707,099 common shares. The Form S-1 was declared effective on June 7, 2024. This Form S-1 updates the prospectus contained in the Form S-1 to (i) reflect the Company’s 1-for-25 reverse stock split which became effective on November 5, 2024 (the “Reverse Stock Split”) in the share amounts and per share values stated in the Form S-1, (ii) add its financial statements for the three and nine-month periods ended September 30, 2024, (iii) update the audited annual financial statements for the years ended December 31, 2023 and 2022 to reflect the Reverse Stock Split and (iv) to reflect recent material events.Pursuant to Rule 416, this Registration Statement also covers additional securities that may be offered as a result of anti-dilution provisions regarding stock splits, stock dividends, or similar transactions relating to the shares of common stock issuable upon exchange of redeemable preferred shares covered by this registration statement.The Registrant previously paid a registration fee of $3,086.54 in connection with the filing of the initial registration statement on Form S-1 (No. 333-278997) filed with the Securities and Exchange Commission on April 30, 2024, to register the 1,707,099 common shares.
Entity Central Index Key	0001655923
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1